Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2016
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—Money market funds	—	260,000	—	260,000
Financial guarantee derivative	—	—	167,291	167,291
Total Assets	—	260,000	167,291	427,291

2. Summary of significant accounting policies (continued)

(l) Fair value measurement (continued)

December 31, 2017
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,958,910	—	1,958,910
Available-for-sale securities	—	—	3,377	3,377
Total Assets	—	1,958,910	3,377	1,962,287
Financial guarantee derivative liabilities	—	—	215,770	215,770
Total Liabilities	—	—	215,770	215,770

Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives

The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2016	2017
Expected default rate	0.75% - 10.25%	0.68% - 14.21%

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans

The interest income, interest expense, and loan provision losses in the consolidated statement of comprehensive income (loss) related to the loans originated by the Group recorded during the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Interest income	4,408	59,980	46,975
Less: Interest expense	(159)	(18,191)	(15,598)
Net interest income	4,249	41,789	31,377
Less: Provision for loan losses	(5,912)	(34,705)	(46,586)
Net interest income (expense) and provision for loan losses	(1,663)	7,084	(15,209)

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net

The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Schedule of Quality Assurance Fund Obligations Movement Activities

The following table sets forth the Group’s quality assurance fund obligations movement activities for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
Opening balance	2,630	125,651	473,704
Fair value of newly written quality assurance obligation	266,850	634,899	3,318,432
Release of quality assurance payable upon repayment	(165,185)	(386,304)	(2,506,141)
Contingent liability	126,662	293,269	2,527,209
Payouts during the year	(764,449)	(1,122,039)	(4,812,797)
Recoveries during the year	659,143	928,228	3,062,437
Ending balance	125,651	473,704	2,062,844

Schedule of Quality Assurance Fund Receivable Movement Activities

The following table sets forth the Group’s quality assurance fund receivables movement activities for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
Opening balance	543	115,484	286,812
Fair value of newly written quality assurance obligation	266,850	634,899	3,318,432
QAF contribution received from borrowers	(155,744)	(470,497)	(2,479,428)
Gain from quality assurance fund	3,835	6,926	26,953
Ending balance	115,484	286,812	1,152,769

Schedule of Financial Guarantee Derivative Movement Activities

The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
Opening balance	4,881	20,638	167,291
Initial recognition of and change in fair value of ongoing investor reserve arrangements	35,306	178,652	(213,958)
Settlement upon maturity of investor reserve arrangements	(19,549)	(31,999)	(169,103)
Ending balance	20,638	167,291	(215,770)

Beijing Paipairongxin and Subsidiaries
Summary of Financial Information of VIE and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of Beijing Paipairongxin and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	362,120	377,470
Restricted cash	802,887	2,347,799
Short-term investments	260,000	1,623,656
Quality assurance fund receivable	286,812	1,152,769
Property, equipment and software, net	37,412	83,802
Investment in consolidated trusts	—	234,322
Financial guarantee derivative assets	167,290	—
Investment in equity investees	1,200	55,846
Account receivable	14,195	3,287
Deferred tax assets	31,718	127,542
Loan extended to related party	11,010	—
Prepaid expenses and other assets	87,870	141,321
Total assets	2,062,514	6,147,814
Payable to platform customers	421,659	1,113,966
Quality assurance fund payable	473,704	2,062,844
Deferred revenue	162,896	256,240
Payroll and welfare payable	81,303	130,533
Taxes payable	85,195	140,064
Provision for payment to investor reserve fund investor	—	107,660
Financial guarantee derivative liability	—	215,770
Due to related parties	359,978	700,137
Accrued expenses and other liabilities	92,314	194,780
Total liabilities	1,677,049	4,921,994

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	195,723	1,216,971	3,900,454
Net profit	29,731	314,300	730,855
Net cash provided by (used in) operating activities	(103,422)	611,551	1,689,054
Net cash used in investing activities	(78,561)	(712,429)	(1,642,454)
Net cash provided by (used in) financing activities	204,234	379,835	(31,250)
Net increase in cash and cash equivalents	22,251	278,957	15,350
Cash and cash equivalents at beginning of year	60,912	83,163	362,120
Cash and cash equivalents at end of year	83,163	362,120	377,470